UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony International Equity Fund
Portfolio of Investments	June 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.0%
	COMMON STOCKS – 98.0%
	Aerospace & Defense – 1.0%
24,018	BAE Systems PLC, (2)	$168,139
	Airlines – 0.6%
1,396	Ryanair Holdings PLC	97,078
	Auto Components – 0.7%
3,038	Linamar Corporation	108,215
	Automobiles – 2.7%
24,055	Fiat Chrysler Automobiles NV, (2),(3)	148,070
10,631	Peugeot SA, (2),(3)	127,424
2,008	Renault SA, (2)	151,599
500	Toyota Motor Corporation, (2)	24,649
	Total Automobiles	451,742
	Banks – 3.4%
7,611	ForeningsSparbanken AB, (2)	159,854
1,614	HSBC Holdings PLC, (2)	10,000
25,779	Royal Bank of Scotland Group PLC, (2),(3)	58,419
4,663	Shinhan Financial Group Company Limited	152,667
6,100	Sumitomo Mitsui Financial Group, Inc., (2)	176,138
	Total Banks	557,078
	Beverages – 0.3%
3,200	Kirin Holdings Company, Limited, (2)	53,972
	Biotechnology – 1.2%
1,206	Actelion Limited, (2)	203,087
	Building Products – 1.7%
30,000	Asahi Glass Company Limited, (2)	162,807
7,500	JS Group Corporation, (2)	123,164
	Total Building Products	285,971
	Chemicals – 6.2%
2,214	Celanese Corporation, Series A	144,906
3,045	Covestro AG, (2)	135,625
3,487	Evonik Industries AG, (2)	103,943
3,370	Laxness AG, (2)	147,852
31,000	Mitsubishi Chemical Holdings Corporation, (2)	142,104
48,000	Teijin Limited, (2)	159,050
Nuveen Investments      1

Nuveen Symphony International Equity Fund (continued)
Portfolio of Investments	June 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Chemicals (continued)
3,536	Umicore, (2)	$ 182,649
	Total Chemicals	1,016,129
	Commercial Services & Supplies – 0.8%
1,867	Waste Connections Inc.	134,886
	Construction & Engineering – 4.2%
6	Brookfield Business Partners LP, (3)	114
1,554	Compagnie d'Entreprises, (2)	141,430
27,000	Kajima Corporation, (2)	187,562
25,000	Taisei Corporation, (2)	205,417
2,193	Vinci S.A, (2)	154,753
	Total Construction & Engineering	689,276
	Diversified Financial Services – 1.1%
5,192	Investor AB, B Shares, (2)	174,429
	Diversified Telecommunication Services – 5.8%
5,098	Chunghwa Telecom Co., Ltd	185,057
4,900	Nippon Telegraph and Telephone Corporation, ADR, (2)	229,785
3,156	PT Telekomunikasi Indonesia	193,968
28,686	Telekom Austria AG, (2)	166,545
42,308	Telstra Corporation Limited, (2)	176,836
	Total Diversified Telecommunication Services	952,191
	Electric Utilities – 5.7%
14,000	Chubu Electric Power Inc., (2)	199,235
8,769	Endesa S.A, (2),(3)	175,954
31,647	Iberdrola SA, (2)	215,882
6,484	Korea Electric Power Corporation	168,130
13,800	Tohoku Electric Power Company, (2)	174,163
	Total Electric Utilities	933,364
	Electrical Equipment – 1.1%
3,460	Osram Licht AG, (2)	179,771
	Electronic Equipment, Instruments & Components – 0.7%
2,425	Mellanox Technologies, Limited, (3)	116,303
	Food & Staples Retailing – 3.8%
1,794	Delhaize Group, (2)	189,508
43,264	J. Sainsbury PLC, (2)	134,775
5,535	Metro AG, (2)	170,235
1,651	Walgreens Boots Alliance Inc.	137,479
	Total Food & Staples Retailing	631,997
	Food Products – 5.7%
3,636	Nestle SA, (2)	281,711
2      Nuveen Investments

Shares	Description (1)	Value
	Food Products (continued)
15,635	Orkla ASA, (2)	$139,051
3,722	Unilever PLC, (2)	178,340
221,000	WH Group Limited, (2)	175,031
66,300	Wilmar International Limited, (2)	161,394
	Total Food Products	935,527
	Health Care Providers & Services – 1.1%
81,688	Healthscope Limited, (2)	175,787
	Hotels, Restaurants & Leisure – 1.8%
3,714	Carnival Corporation, (2)	164,752
10,937	TUI AG, (2)	124,484
	Total Hotels, Restaurants & Leisure	289,236
	Household Durables – 2.3%
20,681	Barratt Developments PLC, (2)	112,381
4,385	Bellway PLC, (2)	111,237
2,444	Berkely Group Holdings, (2)	82,528
4,030	Persimmon PLC, (2)	78,148
	Total Household Durables	384,294
	Household Products – 1.1%
1,751	Reckitt and Benckiser, (2)	175,576
	Industrial Conglomerates – 2.8%
5,026	Koc Holding AS, (2)	114,090
2,723	Siemens AG, Sponsored ADR, (2)	279,438
25,000	Toshiba Corporation, (2),(3)	68,100
	Total Industrial Conglomerates	461,628
	Insurance – 4.5%
4,541	Ageas, (2)	157,842
1,652	Allianz AG ORD Shares, (2)	235,670
5,292	NN Group NV, (2)	145,680
2,410	Swiss Re AG, (2)	210,491
	Total Insurance	749,683
	Internet & Catalog Retail – 0.7%
151	Amazon.com, Inc., (3)	108,059
	Internet Software & Services – 1.8%
24,380	Auto Trader Group PLC, (2)	115,251
974	Netease.com, Inc.	188,196
	Total Internet Software & Services	303,447
	IT Services – 0.9%
3,437	CGI Group Inc, (3)	146,823
Nuveen Investments      3

Nuveen Symphony International Equity Fund (continued)
Portfolio of Investments	June 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Life Sciences Tools & Services – 0.9%
889	Lonza AG, (2)	$ 147,673
	Machinery – 0.7%
10,000	JTEKT Corporation, (2)	113,345
	Media – 2.6%
37,979	Mediaset SpA, (2)	132,815
3,732	ProSiebenSat.1 Media AG, (2)	163,245
1,497	RCS MediaGroup SpA, (2),(3)	1,341
2,928	Telenet Group Holding NV, (2),(3)	133,887
	Total Media	431,288
	Metals & Mining – 4.3%
5,516	Anglo American PLC, (2)	54,069
17,760	BHP Billiton Limited, (2)	247,507
17,916	BHP Billiton PLC, (2)	226,762
9,489	Ternium SA	180,860
	Total Metals & Mining	709,198
	Oil, Gas & Consumable Fuels – 6.1%
7,069	Caltex Australia Limited, (2)	170,433
210,000	China Petroleum and Chemical Corporation, (2)	151,479
47,800	JX Holdings Inc., (2)	186,579
6,196	Total SA, (2)	297,135
9,910	Woodside Petroleum Limited, (2)	200,947
	Total Oil, Gas & Consumable Fuels	1,006,573
	Paper & Forest Products – 0.9%
8,032	Norbord Incorporated	157,040
	Pharmaceuticals – 5.8%
1,911	Merck KGaA, (2)	194,240
1,323	Novartis AG, Sponsored ADR, (2)	109,198
679	Roche Holdings AG, Sponsored ADR, (2)	179,174
3,405	Sanofi-Synthelabo, SA, (2)	282,897
3,500	Shionogi & Company Limited, (2)	191,331
	Total Pharmaceuticals	956,840
	Real Estate Investment Trust – 1.7%
2,619	Klepierre, (2)	115,564
611	Unibail-Rodamco SE, (2)	158,062
	Total Real Estate Investment Trust	273,626
	Real Estate Management & Development – 3.2%
305	Brookfield Asset Management, Inc.	10,090
74,200	Capitaland Limited, (2)	170,361
1,100	Daito Trust Construction Co, Limited, (2)	178,599
4      Nuveen Investments

Shares	Description (1)	Value
	Real Estate Management & Development (continued)
9,400	Nomura Real Estate Holdings, Inc., (2)	$ 164,257
	Total Real Estate Management & Development	523,307
	Road & Rail – 2.6%
1,200	Central Japan Railway Company, (2)	213,436
2,400	East Japan Railway Company, (2)	222,416
	Total Road & Rail	435,852
	Semiconductors & Semiconductor Equipment – 0.7%
1,436	NXP Semiconductors NV, (3)	112,496
	Software – 2.3%
2,400	Konoami Corporation, (2)	91,560
11,167	Playtech PLC, (2)	118,799
4,702	UbiSoft Entertainment S.A, (2),(3)	171,298
	Total Software	381,657
	Technology Hardware, Storage & Peripherals – 0.8%
3,400	Fuji Photo Film Co., Ltd., (2)	131,921
	Trading Companies & Distributors – 1.7%
15,400	Itochu Corporation, (2)	188,391
7,711	Rexel SA, (2)	96,946
	Total Trading Companies & Distributors	285,337
	Total Long-Term Investments (cost $16,796,259)	16,149,841

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.7%
	REPURCHASE AGREEMENTS – 1.7%
$273	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/16, repurchase price $273,329, collateralized by $260,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $283,400	0.030%	7/01/16	$ 273,328
	Total Short-Term Investments (cost $273,328)			273,328
	Total Investments (cost $17,069,587) – 99.7%			16,423,169
	Other Assets Less Liabilities – 0.3%			56,839
	Net Assets – 100%			$16,480,008
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Nuveen Investments      5

Nuveen Symphony International Equity Fund (continued)
Portfolio of Investments	June 30, 2016 (Unaudited)
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,342,367	$13,807,474	$ —	$16,149,841
Short-Term Investments:
Repurchase Agreements	—	273,328	—	273,328
Total	$2,342,367	$14,080,802	$ —	$16,423,169
The table below presents the transfers in and out of the three valuation levels for the following Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(166,545)	$166,545	$ —	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2016, the cost of investments was $17,081,186.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2016, were as follows:
Gross unrealized:
Appreciation	$ 930,584
Depreciation	(1,588,601)
Net unrealized appreciation (depreciation) of investments	$ (658,017)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
6      Nuveen Investments

Nuveen Symphony Large-Cap Growth Fund
Portfolio of Investments	June 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Aerospace & Defense – 4.6%
21,008	Honeywell International Inc.	$2,443,651
6,730	Huntington Ingalls Industries Inc.	1,130,842
6,740	Lockheed Martin Corporation	1,672,666
8,812	Raytheon Company	1,197,991
3,506	TransDigm Group Inc, (2)	924,497
	Total Aerospace & Defense	7,369,647
	Air Freight & Logistics – 0.7%
10,659	United Parcel Service, Inc., Class B	1,148,187
	Airlines – 1.1%
45,960	Southwest Airlines Co.	1,802,092
	Beverages – 3.5%
20,046	Coca-Cola Company	908,685
9,790	Constellation Brands, Inc., Class A	1,619,266
12,971	Molson Coors Brewing Company, Class B	1,311,757
16,142	PepsiCo, Inc.	1,710,084
	Total Beverages	5,549,792
	Biotechnology – 5.3%
17,186	Amgen Inc.	2,614,850
5,294	Biogen Inc, (2)	1,280,195
3,100	BioMarin Pharmaceutical Inc, (2)	241,180
10,655	Celgene Corporation, (2)	1,050,903
27,923	Gilead Sciences, Inc.	2,329,337
1,274	Regeneron Pharmaceuticals, Inc, (2)	444,919
6,661	Vertex Pharmaceuticals Inc, (2)	572,979
	Total Biotechnology	8,534,363
	Chemicals – 2.3%
3,634	Ashland Inc.	417,074
27,688	Axalta Coating Systems Limited, (2)	734,563
8,798	Celanese Corporation, Series A	575,829
6,565	Monsanto Company	678,887
12,093	PPG Industries, Inc.	1,259,486
	Total Chemicals	3,665,839
	Commercial Services & Supplies – 1.0%
16,418	Republic Services, Inc.	842,408
Nuveen Investments      7

Nuveen Symphony Large-Cap Growth Fund (continued)
Portfolio of Investments	June 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies (continued)
7,658	Stericycle Inc, (2)	$ 797,351
	Total Commercial Services & Supplies	1,639,759
	Communications Equipment – 0.7%
58,436	Ciena Corporation, (2)	1,095,675
	Containers & Packaging – 0.3%
9,129	Bemis Company, Inc.	470,052
	Diversified Financial Services – 1.6%
7,734	Intercontinental Exchange Group, Inc.	1,979,595
21,832	Voya Financial Inc.	540,560
	Total Diversified Financial Services	2,520,155
	Diversified Telecommunication Services – 2.1%
61,236	Verizon Communications Inc.	3,419,418
	Electronic Equipment, Instruments & Components – 2.6%
8,850	ARM Holdings PLC	402,764
16,871	Inphi Corporation, (2)	540,378
33,092	MA-COM Technology Solutions Holdings Incorporated, (2)	1,091,374
33,339	Mellanox Technologies, Limited, (2)	1,598,938
10,239	Xilinx, Inc.	472,325
	Total Electronic Equipment, Instruments & Components	4,105,779
	Food & Staples Retailing – 2.7%
14,387	Costco Wholesale Corporation	2,259,334
38,334	Kroger Co.	1,410,308
7,506	Walgreens Boots Alliance Inc.	625,025
	Total Food & Staples Retailing	4,294,667
	Food Products – 3.2%
5,478	Hershey Foods Corporation	621,698
9,220	JM Smucker Company	1,405,220
15,250	McCormick & Company, Incorporated	1,626,718
10,189	Tyson Foods, Inc., Class A	680,523
17,464	WhiteWave Foods Company, (2)	819,760
	Total Food Products	5,153,919
	Health Care Equipment & Supplies – 0.6%
5,243	Becton, Dickinson and Company	889,160
	Health Care Providers & Services – 3.7%
10,350	AmSurg Corporation, (2)	802,539
8,726	Anthem Inc.	1,146,073
7,776	CIGNA Corporation	995,250
10,817	Express Scripts, Holding Company, (2)	819,929
8      Nuveen Investments

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
15,161	UnitedHealth Group Incorporated	$ 2,140,733
	Total Health Care Providers & Services	5,904,524
	Hotels, Restaurants & Leisure – 3.5%
13,280	Hyatt Hotels Corporation, Class A, (2)	652,579
20,202	McDonald's Corporation	2,431,109
43,322	Starbucks Corporation	2,474,553
	Total Hotels, Restaurants & Leisure	5,558,241
	Household Durables – 0.4%
3,350	Mohawk Industries Inc, (2)	635,696
	Household Products – 1.2%
6,182	Clorox Company	855,527
7,394	Kimberly-Clark Corporation	1,016,527
	Total Household Products	1,872,054
	Industrial Conglomerates – 1.1%
17,825	Danaher Corporation	1,800,325
	Internet & Catalog Retail – 3.6%
7,998	Amazon.com, Inc., (2)	5,723,529
	Internet Software & Services – 8.0%
11,591	Alphabet Inc., Class A, (2)	8,154,616
39,953	Facebook Inc., Class A Shares, (2)	4,565,829
	Total Internet Software & Services	12,720,445
	IT Services – 7.3%
12,554	Amdocs Limited	724,617
9,062	Broadcom Limited	1,408,235
17,823	Fidelity National Information Services	1,313,199
25,137	MasterCard, Inc.	2,213,564
51,996	PayPal Holdings, Inc, (2)	1,898,374
35,205	Visa Inc.	2,611,155
17,157	WEX, Inc, (2)	1,521,311
	Total IT Services	11,690,455
	Leisure Equipment & Products – 0.4%
13,454	Vista Outdoor Inc, (2)	642,159
	Life Sciences Tools & Services – 0.6%
15,585	Quintiles Transnational Corporation, (2)	1,018,012
	Machinery – 0.3%
9,052	Lincoln Electric Holdings Inc.	534,792
	Media – 4.1%
56,991	Comcast Corporation, Class A	3,715,243
Nuveen Investments      9

Nuveen Symphony Large-Cap Growth Fund (continued)
Portfolio of Investments	June 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Media (continued)
29,620	Walt Disney Company	$2,897,429
	Total Media	6,612,672
	Metals & Mining – 0.4%
8,541	Reliance Steel & Aluminum Company	656,803
	Multiline Retail – 0.8%
13,724	CMS Energy Corporation	629,383
7,163	DTE Energy Company	709,996
	Total Multiline Retail	1,339,379
	Oil, Gas & Consumable Fuels – 1.0%
6,770	Exxon Mobil Corporation	634,620
12,310	Occidental Petroleum Corporation	930,143
	Total Oil, Gas & Consumable Fuels	1,564,763
	Pharmaceuticals – 5.4%
34,972	AbbVie Inc.	2,165,117
5,126	Allergan PLC, (2)	1,184,567
23,468	Bristol-Myers Squibb Company	1,726,072
11,863	Eli Lilly and Company	934,211
13,787	Johnson & Johnson	1,672,363
18,720	Zoetis Incorporated	888,451
	Total Pharmaceuticals	8,570,781
	Professional Services – 0.8%
15,804	Verisk Analytics Inc, Class A Shares, (2)	1,281,388
	Real Estate Investment Trust – 4.2%
13,943	Digital Realty Trust Inc.	1,519,648
4,778	Equinix Inc.	1,852,574
5,160	Federal Realty Investment Trust	854,238
17,900	Iron Mountain Inc.	712,957
8,215	Simon Property Group, Inc.	1,781,833
	Total Real Estate Investment Trust	6,721,250
	Road & Rail – 0.7%
13,555	Union Pacific Corporation	1,182,674
	Software – 8.0%
13,988	Adobe Systems Incorporated, (2)	1,339,911
21,639	Fortinet Inc, (2)	683,576
108,001	Microsoft Corporation	5,526,411
43,479	Oracle Corporation	1,779,595
39,456	Parametric Technology Corporation, (2)	1,482,756
14,525	Red Hat, Inc., (2)	1,054,515
10      Nuveen Investments

Shares	Description (1)	Value
	Software (continued)
11,519	Salesforce.com, Inc., (2)	$ 914,724
	Total Software	12,781,488
	Specialty Retail – 6.3%
31,090	Home Depot, Inc.	3,969,882
7,253	O'Reilly Automotive Inc, (2)	1,966,288
33,289	Ross Stores, Inc.	1,887,154
28,162	TJX Companies, Inc.	2,174,951
	Total Specialty Retail	9,998,275
	Technology Hardware, Storage & Peripherals – 3.6%
60,450	Apple, Inc.	5,779,020
	Textiles, Apparel & Luxury Goods – 1.6%
12,542	Michael Kors Holdings Limited, (2)	620,578
36,197	Nike, Inc., Class B	1,998,074
	Total Textiles, Apparel & Luxury Goods	2,618,652
	Trading Companies & Distributors – 0.5%
21,447	HD Supply Holdings Inc., (2)	746,785
	Total Long-Term Investments (cost $120,582,703)	159,612,666
	Other Assets Less Liabilities – 0.2%	266,512
	Net Assets – 100%	$159,879,178
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$159,612,666	$—	$—	$159,612,666
Nuveen Investments      11

Nuveen Symphony Large-Cap Growth Fund (continued)
Portfolio of Investments	June 30, 2016 (Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2016, the cost of investments was $121,459,224.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2016, were as follows:
Gross unrealized:
Appreciation	$40,607,592
Depreciation	(2,454,150)
Net unrealized appreciation (depreciation) of investments	$38,153,442

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
12      Nuveen Investments

Nuveen Symphony Low Volatility Equity Fund
Portfolio of Investments	June 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.6%
	COMMON STOCKS – 98.6%
	Aerospace & Defense – 4.8%
7,793	General Dynamics Corporation	$1,085,097
14,855	Honeywell International Inc.	1,727,934
11,057	Lockheed Martin Corporation	2,744,016
3,613	Northrop Grumman Corporation	803,098
5,573	TransDigm Group Inc, (2)	1,469,544
	Total Aerospace & Defense	7,829,689
	Air Freight & Logistics – 0.7%
10,653	United Parcel Service, Inc., Class B	1,147,541
	Banks – 2.6%
13,922	M&T Bank Corporation	1,645,998
52,991	Wells Fargo & Company	2,508,064
	Total Banks	4,154,062
	Beverages – 0.9%
14,557	Molson Coors Brewing Company, Class B	1,472,149
	Biotechnology – 1.9%
7,435	Amgen Inc.	1,131,235
22,460	Gilead Sciences, Inc.	1,873,613
	Total Biotechnology	3,004,848
	Capital Markets – 1.5%
10,601	Goldman Sachs Group, Inc.	1,575,096
25,367	Interactive Brokers Group, Inc.	897,992
	Total Capital Markets	2,473,088
	Chemicals – 2.5%
35,248	Axalta Coating Systems Limited, (2)	935,130
44,082	Dow Chemical Company	2,191,316
13,424	LyondellBasell Industries NV	999,014
	Total Chemicals	4,125,460
	Commercial Services & Supplies – 3.8%
12,038	Cintas Corporation	1,181,289
34,830	Republic Services, Inc.	1,787,127
6,986	Stericycle Inc, (2)	727,383
38,471	Waste Management, Inc.	2,549,473
	Total Commercial Services & Supplies	6,245,272
Nuveen Investments      13

Nuveen Symphony Low Volatility Equity Fund (continued)
Portfolio of Investments	June 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Consumer Finance – 0.9%
55,976	Synchrony Financial	$1,415,073
	Diversified Financial Services – 1.9%
7,709	Intercontinental Exchange Group, Inc.	1,973,196
44,603	Voya Financial Inc.	1,104,370
	Total Diversified Financial Services	3,077,566
	Diversified Telecommunication Services – 1.4%
51,899	AT&T Inc.	2,242,556
	Electric Utilities – 3.1%
27,277	Pinnacle West Capital Corporation	2,211,074
47,005	PNM Resources Inc.	1,665,857
20,503	Southern Company	1,099,576
	Total Electric Utilities	4,976,507
	Electronic Equipment, Instruments & Components – 0.6%
20,996	Xilinx, Inc.	968,545
	Energy Equipment & Services – 1.5%
14,680	Helmerich & Payne Inc.	985,468
18,080	Schlumberger Limited	1,429,767
	Total Energy Equipment & Services	2,415,235
	Food Products – 4.8%
21,608	General Mills, Inc.	1,541,083
10,716	JM Smucker Company	1,633,225
20,044	Kraft Heinz Company	1,773,493
19,940	McCormick & Company, Incorporated	2,127,000
11,352	Tyson Foods, Inc., Class A	758,200
	Total Food Products	7,833,001
	Health Care Equipment & Supplies – 2.4%
22,021	Abbott Laboratories	865,646
15,887	Baxter International, Inc.	718,410
7,755	Cooper Companies, Inc.	1,330,525
5,517	Teleflex Inc.	978,219
	Total Health Care Equipment & Supplies	3,892,800
	Health Care Providers & Services – 1.7%
7,523	Anthem Inc.	988,071
20,936	Patterson Companies, Inc.	1,002,625
5,448	Universal Health Services, Inc., Class B	730,577
	Total Health Care Providers & Services	2,721,273
	Hotels, Restaurants & Leisure – 1.8%
15,036	McDonald's Corporation	1,809,432
14      Nuveen Investments

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
19,262	Starbucks Corporation	$ 1,100,246
	Total Hotels, Restaurants & Leisure	2,909,678
	Household Products – 4.4%
23,162	Church & Dwight Company Inc.	2,383,138
15,604	Clorox Company	2,159,438
15,059	Kimberly-Clark Corporation	2,070,311
5,680	Procter & Gamble Company	480,926
	Total Household Products	7,093,813
	Industrial Conglomerates – 2.7%
17,456	Danaher Corporation	1,763,056
85,243	General Electric Company	2,683,450
	Total Industrial Conglomerates	4,446,506
	Insurance – 5.7%
17,915	Ace Limited	2,341,670
20,339	AFLAC Incorporated	1,467,662
32,169	FNF Group	1,206,337
29,026	Hartford Financial Services Group, Inc.	1,288,174
106,809	Old Republic International Corporation	2,060,346
7,519	RenaisasnceRE Holdings, Limited	883,031
	Total Insurance	9,247,220
	Internet & Catalog Retail – 0.7%
898	priceline.com Incorporated, (2)	1,121,072
	Internet Software & Services – 2.6%
5,913	Alphabet Inc., Class A, (2)	4,159,973
	IT Services – 7.8%
32,841	Blackhawk Network Holdings Inc, (2)	1,099,845
10,785	Broadcom Limited	1,675,989
31,890	Fidelity National Information Services	2,349,655
22,185	MasterCard, Inc.	1,953,611
42,772	PayPal Holdings, Inc, (2)	1,561,606
14,198	Vantiv Inc, (2)	803,607
35,020	Visa Inc.	2,597,433
7,409	WEX, Inc, (2)	656,956
	Total IT Services	12,698,702
	Life Sciences Tools & Services – 0.5%
13,207	Quintiles Transnational Corporation, (2)	862,681
	Machinery – 0.6%
16,082	Ingersoll Rand Company Limited, Class A	1,024,102
Nuveen Investments      15

Nuveen Symphony Low Volatility Equity Fund (continued)
Portfolio of Investments	June 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Multiline Retail – 3.6%
54,953	CMS Energy Corporation	$ 2,520,145
14,781	Dominion Resources, Inc.	1,151,883
33,595	WEC Energy Group, Inc.	2,193,753
	Total Multiline Retail	5,865,781
	Oil, Gas & Consumable Fuels – 7.5%
47,179	Cabot Oil & Gas Corporation	1,214,387
4,910	Chevron Corporation	514,715
20,911	EOG Resources, Inc.	1,744,396
50,981	Exxon Mobil Corporation	4,778,959
24,692	Occidental Petroleum Corporation	1,865,728
11,615	ONEOK, Inc.	551,132
19,557	Phillips 66	1,551,652
	Total Oil, Gas & Consumable Fuels	12,220,969
	Pharmaceuticals – 5.5%
9,082	Allergan PLC, (2)	2,098,760
32,674	Johnson & Johnson	3,963,356
83,167	Pfizer Inc.	2,928,310
	Total Pharmaceuticals	8,990,426
	Professional Services – 0.6%
11,471	Verisk Analytics Inc, Class A Shares, (2)	930,069
	Real Estate Investment Trust – 5.1%
9,668	American Tower Corporation, REIT	1,098,381
4,289	Equinix Inc.	1,662,974
20,354	Extra Space Storage Inc.	1,883,559
7,850	Federal Realty Investment Trust	1,299,568
41,320	STORE Capital Corporation	1,216,874
15,268	Sun Communities Inc.	1,170,140
	Total Real Estate Investment Trust	8,331,496
	Road & Rail – 2.0%
9,339	Norfolk Southern Corporation	795,029
27,893	Union Pacific Corporation	2,433,664
	Total Road & Rail	3,228,693
	Software – 3.1%
64,535	Microsoft Corporation	3,302,256
42,206	Oracle Corporation	1,727,491
	Total Software	5,029,747
	Specialty Retail – 4.7%
2,001	AutoZone, Inc, (2)	1,588,474
18,903	Home Depot, Inc.	2,413,724
7,512	O'Reilly Automotive Inc, (2)	2,036,503
16      Nuveen Investments

Shares	Description (1)	Value
	Specialty Retail (continued)
19,855	TJX Companies, Inc.	$ 1,533,402
	Total Specialty Retail	7,572,103
	Textiles, Apparel & Luxury Goods – 0.9%
13,547	Carter's Inc.	1,442,349
	Tobacco – 1.8%
41,575	Altria Group, Inc.	2,867,012
	Total Long-Term Investments (cost $143,196,799)	160,037,057

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.4%
	REPURCHASE AGREEMENTS – 1.4%
$2,267	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/16, repurchase price $2,267,253, collateralized by $2,095,000 U.S. Treasury Notes, 2.750%, due 11/15/23, value $2,314,975	0.030%	7/01/16	$ 2,267,251
	Total Short-Term Investments (cost $2,267,251)			2,267,251
	Total Investments (cost $145,464,050) – 100.0%			162,304,308
	Other Assets Less Liabilities – 0.0%			47,619
	Net Assets – 100%			$162,351,927
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$160,037,057	$ —	$ —	$160,037,057
Short-Term Investments:
Repurchase Agreements	—	2,267,251	—	2,267,251
Total	$160,037,057	$2,267,251	$ —	$162,304,308
Nuveen Investments      17

Nuveen Symphony Low Volatility Equity Fund (continued)
Portfolio of Investments	June 30, 2016 (Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2016, the cost of investments was $145,544,889.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2016, were as follows:
Gross unrealized:
Appreciation	$18,578,478
Depreciation	(1,819,059)
Net unrealized appreciation (depreciation) of investments	$16,759,419

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust
18      Nuveen Investments

Nuveen Symphony Mid-Cap Core Fund
Portfolio of Investments	June 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.6%
	COMMON STOCKS – 98.6%
	Aerospace & Defense – 1.8%
2,076	Huntington Ingalls Industries Inc.	$ 348,830
1,058	TransDigm Group Inc, (2)	278,984
	Total Aerospace & Defense	627,814
	Airlines – 1.4%
12,676	Southwest Airlines Co.	497,026
	Auto Components – 0.3%
1,111	Lear Corporation	113,055
	Banks – 1.4%
30,818	KeyCorp	340,539
1,180	Signature Bank, (2)	147,406
	Total Banks	487,945
	Beverages – 1.4%
1,690	Constellation Brands, Inc., Class A	279,526
2,150	Molson Coors Brewing Company, Class B	217,430
	Total Beverages	496,956
	Biotechnology – 1.2%
2,353	BioMarin Pharmaceutical Inc, (2)	183,064
1,707	Incyte Pharmaceuticals Inc, (2)	136,526
1,264	Vertex Pharmaceuticals Inc, (2)	108,729
	Total Biotechnology	428,319
	Building Products – 1.2%
13,436	Masco Corporation	415,710
	Capital Markets – 1.0%
5,846	E*Trade Group Inc, (2)	137,323
4,522	SEI Investments Company	217,553
	Total Capital Markets	354,876
	Chemicals – 3.5%
1,787	Albemarle Corporation	141,727
1,864	Ashland Inc.	213,931
10,777	Axalta Coating Systems Limited, (2)	285,914
4,571	Celanese Corporation, Series A	299,172
974	Sherwin-Williams Company	286,035
	Total Chemicals	1,226,779
Nuveen Investments      19

Nuveen Symphony Mid-Cap Core Fund (continued)
Portfolio of Investments	June 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies – 1.9%
8,833	Republic Services, Inc.	$ 453,221
1,818	Stericycle Inc, (2)	189,290
	Total Commercial Services & Supplies	642,511
	Communications Equipment – 2.7%
15,491	Ciena Corporation, (2)	290,456
899	F5 Networks, Inc., (2)	102,342
4,398	Harris Corporation	366,969
15,212	Infinera Corporation, (2)	171,592
	Total Communications Equipment	931,359
	Diversified Financial Services – 3.1%
2,439	Intercontinental Exchange Group, Inc.	624,286
2,319	Moody's Corporation	217,314
9,938	Voya Financial Inc.	246,065
	Total Diversified Financial Services	1,087,665
	Diversified Telecommunication Services – 1.1%
7,247	Level 3 Communications Inc, (2)	373,148
	Electric Utilities – 2.7%
6,150	Pinnacle West Capital Corporation	498,519
11,479	PPL Corporation	433,332
	Total Electric Utilities	931,851
	Electronic Equipment, Instruments & Components – 2.6%
5,625	Inphi Corporation, (2)	180,169
6,288	MA-COM Technology Solutions Holdings Incorporated, (2)	207,378
7,015	Mellanox Technologies, Limited, (2)	336,440
3,702	Xilinx, Inc.	170,773
	Total Electronic Equipment, Instruments & Components	894,760
	Energy Equipment & Services – 1.4%
5,384	Helmerich & Payne Inc.	361,428
6,411	Patterson-UTI Energy, Inc.	136,682
	Total Energy Equipment & Services	498,110
	Food Products – 4.6%
2,561	JM Smucker Company	390,322
3,331	McCormick & Company, Incorporated	355,318
1,883	Mead Johnson Nutrition Company, Class A Shares	170,882
3,920	Tyson Foods, Inc., Class A	261,817
8,507	WhiteWave Foods Company, (2)	399,318
	Total Food Products	1,577,657
	Health Care Equipment & Supplies – 3.2%
4,833	DENTSPLY SIRONA Inc.	299,839
2,420	Teleflex Inc.	429,090
20      Nuveen Investments

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
3,247	Zimmer Holdings, Inc.	$ 390,874
	Total Health Care Equipment & Supplies	1,119,803
	Health Care Providers & Services – 2.5%
3,176	AmerisourceBergen Corporation	251,920
2,536	AmSurg Corporation, (2)	196,641
1,109	CIGNA Corporation	141,941
7,339	Community Health Systems, Inc, (2)	88,435
7,502	Envision Healthcare Holdings Inc, (2)	190,326
	Total Health Care Providers & Services	869,263
	Hotels, Restaurants & Leisure – 2.2%
6,034	Dave & Buster's Entertainment Inc, (2)	282,331
4,350	Marriott International, Inc., Class A	289,101
2,738	Royal Caribbean Cruises Limited	183,857
	Total Hotels, Restaurants & Leisure	755,289
	Household Durables – 1.4%
1,521	Mohawk Industries Inc, (2)	288,625
3,886	Newell Brands Inc.	188,743
	Total Household Durables	477,368
	Household Products – 1.6%
855	Church & Dwight Company Inc.	87,971
3,404	Clorox Company	471,080
	Total Household Products	559,051
	Insurance – 7.2%
4,398	AON PLC	480,394
4,187	Assurant Inc.	361,380
12,585	Hartford Financial Services Group, Inc.	558,522
13,411	Old Republic International Corporation	258,698
7,969	WR Berkley Corporation	477,502
11,012	XL Capital Ltd, Class A	366,810
	Total Insurance	2,503,306
	Internet & Catalog Retail – 0.8%
2,564	Expedia, Inc.	272,553
	IT Services – 4.6%
6,078	Amdocs Limited	350,822
6,577	Fidelity National Information Services	484,593
8,640	Vantiv Inc, (2)	489,024
3,156	WEX, Inc, (2)	279,843
	Total IT Services	1,604,282
	Leisure Equipment & Products – 0.7%
4,961	Vista Outdoor Inc, (2)	236,789
Nuveen Investments      21

Nuveen Symphony Mid-Cap Core Fund (continued)
Portfolio of Investments	June 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Life Sciences Tools & Services – 1.4%
5,343	Agilent Technologies, Inc.	$ 237,015
3,833	Quintiles Transnational Corporation, (2)	250,372
	Total Life Sciences Tools & Services	487,387
	Machinery – 2.4%
6,347	Ingersoll Rand Company Limited, Class A	404,177
4,270	Kennametal Inc.	94,409
2,262	Lincoln Electric Holdings Inc.	133,639
1,949	Stanley Black & Decker Inc.	216,768
	Total Machinery	848,993
	Metals & Mining – 1.0%
4,499	Reliance Steel & Aluminum Company	345,973
	Multiline Retail – 5.3%
10,198	Ameren Corporation	546,409
10,118	CMS Energy Corporation	464,011
5,246	DTE Energy Company	519,984
11,121	NiSource Inc.	294,929
	Total Multiline Retail	1,825,333
	Multi-Utilities – 2.1%
5,740	Burlington Store Inc, (2)	382,916
3,614	Dollar Tree Stores Inc, (2)	340,583
	Total Multi-Utilities	723,499
	Oil, Gas & Consumable Fuels – 3.1%
2,633	Concho Resources Inc, (2)	314,038
2,107	EQT Corporation	163,145
6,170	Noble Energy, Inc.	221,318
8,317	Range Resources Corporation	358,795
	Total Oil, Gas & Consumable Fuels	1,057,296
	Pharmaceuticals – 1.0%
897	Allergan PLC, (2)	207,288
1,473	Perrigo Company	133,557
	Total Pharmaceuticals	340,845
	Professional Services – 1.2%
5,013	Verisk Analytics Inc, Class A Shares, (2)	406,454
	Real Estate Investment Trust – 10.7%
5,706	Crown Castle International Corporation	578,760
4,028	Digital Realty Trust Inc.	439,012
1,485	Equinix Inc.	575,779
4,319	Extra Space Storage Inc.	399,680
2,531	Federal Realty Investment Trust	419,007
22      Nuveen Investments

Shares	Description (1)	Value
	Real Estate Investment Trust (continued)
17,845	Host Hotels & Resorts Inc.	$ 289,267
4,295	Iron Mountain Inc.	171,070
11,892	UDR Inc.	439,053
13,264	Weyerhaeuser Company	394,869
	Total Real Estate Investment Trust	3,706,497
	Road & Rail – 0.7%
2,526	Kansas City Southern Industries	227,567
	Software – 4.6%
3,485	Electronic Arts Inc, (2)	264,024
7,672	Fortinet Inc, (2)	242,359
3,476	Intuit, Inc.	387,956
9,283	Parametric Technology Corporation, (2)	348,855
4,874	Red Hat, Inc., (2)	353,852
	Total Software	1,597,046
	Specialty Retail – 4.4%
284	AutoZone, Inc, (2)	225,451
1,742	Lithia Motors Inc.	123,804
2,133	O'Reilly Automotive Inc, (2)	578,256
8,442	Ross Stores, Inc.	478,577
507	Ulta Salon, Cosmetics & Fragrance, Inc, (2)	123,525
	Total Specialty Retail	1,529,613
	Textiles, Apparel & Luxury Goods – 2.2%
3,136	Carter's Inc.	333,890
3,362	G III Apparel Group, Limited, (2)	153,711
5,555	Kate Spade & Company, (2)	114,488
2,914	Michael Kors Holdings Limited, (2)	144,185
	Total Textiles, Apparel & Luxury Goods	746,274
	Trading Companies & Distributors – 1.0%
10,038	HD Supply Holdings Inc., (2)	349,523
	Total Long-Term Investments (cost $29,944,988)	34,175,545

Nuveen Investments      23

Nuveen Symphony Mid-Cap Core Fund (continued)
Portfolio of Investments	June 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.3%
	REPURCHASE AGREEMENTS – 1.3%
$467	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/16, repurchase price $467,172, collateralized by $450,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $477,563	0.030%	7/01/16	$ 467,171
	Total Short-Term Investments (cost $467,171)			467,171
	Total Investments (cost $30,412,159) – 99.9%			34,642,716
	Other Assets Less Liabilities – 0.1%			19,120
	Net Assets – 100%			$34,661,836
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$34,175,545	$ —	$ —	$34,175,545
Short-Term Investments:
Repurchase Agreements	—	467,171	—	467,171
Total	$34,175,545	$467,171	$ —	$34,642,716
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2016, the cost of investments was $30,529,424.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2016, were as follows:
Gross unrealized:
Appreciation	$ 5,463,005
Depreciation	(1,349,713)
Net unrealized appreciation (depreciation) of investments	$ 4,113,292
24      Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
Nuveen Investments      25

Nuveen Symphony Small Cap Core Fund
Portfolio of Investments	June 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.6%
	COMMON STOCKS – 98.6%
	Aerospace & Defense – 3.6%
14,247	Aerojet Rocketdyne Holdings Inc, (2)	$ 260,435
1,975	Huntington Ingalls Industries Inc.	331,859
3,347	Orbital ATK, Inc.	284,964
	Total Aerospace & Defense	877,258
	Airlines – 0.8%
4,119	Spirit Airline Holdings, (2)	184,820
	Auto Components – 0.8%
12,258	Gentex Corporation	189,386
	Banks – 8.0%
4,181	Bank of the Ozarks, Inc.	156,871
7,284	Banner Corporation	309,861
10,821	FCB Financial Holdings, Inc., Class A Shares, (2)	367,914
2,157	Privatebancorp, Inc.	94,973
6,732	Stonegate Bank	217,242
7,385	Trico Bancshares	203,826
7,586	Western Alliance Bancorporation, (2)	247,683
7,264	Wintrust Financial Corporation	370,464
	Total Banks	1,968,834
	Beverages – 0.5%
874	Coca-Cola Bottling Company Consolidated	128,889
	Biotechnology – 0.4%
3,108	Emergent BioSolutions, Inc, (2)	87,397
	Building Products – 2.3%
9,256	Gibraltar Industries Inc.	292,212
4,505	Nortek Inc, (2)	267,191
	Total Building Products	559,403
	Chemicals – 1.3%
12,529	Axalta Coating Systems Limited, (2)	332,394
	Commercial Services & Supplies – 4.9%
17,510	Casella Waste Systems, Inc, (2)	137,453
5,144	G&K Services, Inc.	393,876
1,666	UniFirst Corporation	192,790
26      Nuveen Investments

Shares	Description (1)	Value
	Commercial Services & Supplies (continued)
6,596	Waste Connections Inc.	$ 475,242
	Total Commercial Services & Supplies	1,199,361
	Communications Equipment – 0.9%
10,024	Infinera Corporation, (2)	113,071
10,389	Radware, Limited, (2)	116,980
	Total Communications Equipment	230,051
	Consumer Finance – 1.9%
20,471	Green Dot Corporation, Class A Shares, (2)	470,628
	Containers & Packaging – 1.3%
7,929	Berry Plastics Corporation, (2)	308,042
	Distributors – 1.6%
4,220	Pool Corporation	396,807
	Diversified Financial Services – 0.7%
14,287	FNFV Group, (2)	163,872
	Electric Utilities – 1.7%
9,736	Unitil Corp	415,435
	Electronic Equipment, Instruments & Components – 5.8%
92,835	Axcelis Technologies Inc., (2)	249,726
10,620	Inphi Corporation, (2)	340,159
6,674	MA-COM Technology Solutions Holdings Incorporated, (2)	220,109
6,241	Mellanox Technologies, Limited, (2)	299,318
4,377	Microsemi Corporation, (2)	143,040
1,913	SYNNEX Corporation	181,391
	Total Electronic Equipment, Instruments & Components	1,433,743
	Energy Equipment & Services – 1.6%
11,130	Patterson-UTI Energy, Inc.	237,291
4,591	US Silica Holdings Inc.	158,252
	Total Energy Equipment & Services	395,543
	Food & Staples Retailing – 1.4%
2,622	Casey's General Stores, Inc.	344,819
	Food Products – 0.7%
4,823	Snyders Lance Inc.	163,451
	Gas Utilities – 2.9%
5,272	Northwest Natural Gas Company	341,731
5,247	Spire, Inc.	371,698
	Total Gas Utilities	713,429
Nuveen Investments      27

Nuveen Symphony Small Cap Core Fund (continued)
Portfolio of Investments	June 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Health Care Equipment & Supplies – 5.9%
1,509	Cooper Companies, Inc.	$ 258,899
791	DexCom, Inc, (2)	62,750
4,127	Insulet Corporation, (2)	124,801
13,005	Merit Medical Systems, Inc, (2)	257,889
3,958	NuVasive, Inc, (2)	236,372
10,412	Tandem Diabetes Care Inc, (2)	78,506
2,512	Teleflex Inc.	445,403
	Total Health Care Equipment & Supplies	1,464,620
	Health Care Providers & Services – 2.1%
2,311	Lifepoint Health Inc, (2)	151,070
3,748	Molina Healthcare Inc, (2)	187,025
7,410	Pharmerica Corporation, (2)	182,731
	Total Health Care Providers & Services	520,826
	Hotels, Restaurants & Leisure – 3.1%
2,009	BJ's Restaurants, Inc, (2)	88,055
4,755	Dave & Buster's Entertainment Inc, (2)	222,486
3,065	Marriott Vacations World	209,922
17,723	Penn National Gaming, Inc, (2)	247,236
	Total Hotels, Restaurants & Leisure	767,699
	Household Products – 1.1%
2,221	WD 40 Company	260,856
	Insurance – 4.5%
6,038	Argo Group International Holdings Inc	313,372
1,680	Assurant Inc.	145,001
17,783	National General Holdings Corporation	380,912
16,966	United Insurance Holdings Corporation	277,903
	Total Insurance	1,117,188
	Internet Software & Services – 0.3%
10,363	Intralinks Holdings Inc., (2)	67,359
	IT Services – 8.2%
8,394	Black Knight Financial Services, Inc., Class A Shares, (2)	315,614
9,344	Blackhawk Network Holdings Inc, (2)	312,931
5,299	CSG Systems International Inc.	213,603
11,755	Evertec Inc.	182,673
22,023	Net 1 Ueps Technologies, Inc, (2)	220,010
3,937	Science Applications International Corporation	229,724
6,721	VeriFone Holdings Inc, (2)	124,607
2,405	WEX, Inc, (2)	213,251
7,989	WNS Holdings Limited, (2)	215,703
	Total IT Services	2,028,116
28      Nuveen Investments

Shares	Description (1)	Value
	Leisure Equipment & Products – 1.4%
7,014	Vista Outdoor Inc, (2)	$ 334,778
	Machinery – 3.7%
4,878	Barnes Group Inc.	161,559
4,555	Briggs & Stratton Corporation	96,475
8,570	John Bean Technologies Corporation	524,655
6,828	Rexnord Corporation, (2)	134,034
	Total Machinery	916,723
	Media – 1.4%
4,220	Liberty LiLAC Group, Class A Shares, (2)	136,137
1,236	Madison Square Garden Inc, (2)	213,222
	Total Media	349,359
	Multi-Utilities – 1.0%
3,808	Burlington Store Inc, (2)	254,032
	Oil, Gas & Consumable Fuels – 1.8%
6,531	Carrizo Oil & Gas, Inc, (2)	234,137
3,720	PDC Energy Inc, (2)	214,309
	Total Oil, Gas & Consumable Fuels	448,446
	Pharmaceuticals – 0.6%
6,509	Catalent, Inc, (2)	149,642
	Real Estate Investment Trust – 9.5%
9,081	CubeSmart	280,421
14,628	Four Corners Property Trust, Inc.	301,190
6,359	Hudson Pacific Properties Inc.	185,556
7,706	Kite Realty Group Trust	215,999
13,018	National Storage Affiliates Trust	271,035
4,220	Post Properties, Inc.	257,631
3,386	PS Business Parks Inc.	359,187
5,515	STAG Industrial Inc.	131,312
4,270	Sun Communities Inc.	327,253
	Total Real Estate Investment Trust	2,329,584
	Road & Rail – 0.7%
3,072	Genesee & Wyoming Inc, (2)	181,094
	Software – 2.5%
5,536	Manhattan Associates Inc, (2)	355,024
7,063	Take-Two Interactive Software, Inc., (2)	267,829
	Total Software	622,853
	Specialty Retail – 0.5%
1,789	Lithia Motors Inc.	127,144
Nuveen Investments      29

Nuveen Symphony Small Cap Core Fund (continued)
Portfolio of Investments	June 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods – 1.9%
2,495	Carter's Inc.	$ 265,643
10,451	Perry Ellis International, Inc, (2)	210,274
	Total Textiles, Apparel & Luxury Goods	475,917
	Thrifts & Mortgage Finance – 2.5%
5,998	First Defiance Financial Corporation	233,022
19,217	Radian Group Inc.	200,241
8,116	Walker & Dunlop Inc, (2)	184,883
	Total Thrifts & Mortgage Finance	618,146
	Tobacco – 0.7%
7,251	Vector Group Ltd.	162,567
	Trading Companies & Distributors – 2.1%
3,617	Watsco Inc.	508,876
	Total Long-Term Investments (cost $22,903,166)	24,269,387

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.0%
	REPURCHASE AGREEMENTS – 2.0%
$502	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/16, repurchase price $501,543, collateralized by $465,000 U.S. Treasury Notes, 2.750%, due 11/15/23, value $513,825	0.030%	7/01/16	$ 501,542
	Total Short-Term Investments (cost $501,542)			501,542
	Total Investments (cost $23,404,708) – 100.6%			24,770,929
	Other Assets Less Liabilities – (0.6)%			(157,952)
	Net Assets – 100%			$24,612,977
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
30      Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$24,269,387	$ —	$ —	$24,269,387
Short-Term Investments:
Repurchase Agreements	—	501,542	—	501,542
Total	$24,269,387	$501,542	$ —	$24,770,929
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2016, the cost of investments was $23,406,017.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2016, were as follows:
Gross unrealized:
Appreciation	$2,282,876
Depreciation	(917,964)
Net unrealized appreciation (depreciation) of investments	$1,364,912

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
Nuveen Investments      31

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2016